POLICYHOLDERS' ACCOUNT BALANCES - Policyholder Account Balance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Line Items]
Policyholder Contract Deposit	$ 4,677	$ 0
Policyholder Account Balance, Business Combination	13,802
Policyholder Account Balance, Issuance	1,438	19
Policyholder Account Balance, Premium Received	1,284	279
Policyholder Account Balance, Policy Charge	(243)	(7)
Policyholder Account Balance, Surrender and Withdrawal	(1,068)	(63)
Policyholder Account Balance, Interest Expense	187	8
Policyholders' account balance, other	64	4,441
Policyholder Contract Deposit	20,141	4,677
Direct insurance
Policyholder Account Balance [Line Items]
Policyholder Contract Deposit	0
Policyholder Account Balance, Business Combination	13,802
Policyholder Account Balance, Issuance	1,111
Policyholder Account Balance, Premium Received	252
Policyholder Account Balance, Policy Charge	(215)
Policyholder Account Balance, Surrender and Withdrawal	(861)
Policyholder Account Balance, Interest Expense	155
Policyholders' account balance, other	64
Policyholder Contract Deposit	$ 14,308	0
Policyholder Account Balance, Weighted Average Crediting Rate	1.00%
Policyholder Account Balance, Net Amount at Risk	$ 36,212
Policyholder Account Balance, Cash Surrender Value	12,593
Reinsurance
Policyholder Account Balance [Line Items]
Policyholder Contract Deposit	4,677	0
Policyholder Account Balance, Business Combination	0
Policyholder Account Balance, Issuance	327	19
Policyholder Account Balance, Premium Received	1,032	279
Policyholder Account Balance, Policy Charge	(28)	(7)
Policyholder Account Balance, Surrender and Withdrawal	(207)	(63)
Policyholder Account Balance, Interest Expense	32	8
Policyholders' account balance, other	0	4,441
Policyholder Contract Deposit	$ 5,833	$ 4,677
Policyholder Account Balance, Weighted Average Crediting Rate	1.00%	1.00%
Policyholder Account Balance, Net Amount at Risk	$ 597	$ 328
Policyholder Account Balance, Cash Surrender Value	$ 5,177	$ 4,082